INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost:
Intangible assets, gross	$ 33,554	$ 31,537
Less accumulated amortization	14,273	11,696
Intangible assets, net	19,281	19,841
Amortization expense	2,577	4,588	$ 2,784
DeviantArt's technology [Member]
Cost:
Amortization expense		1,206
Technology [Member]
Cost:
Intangible assets, gross	9,614	8,275
Customer Relations [Member]
Cost:
Intangible assets, gross	11,054	10,667
Customer data [Member]
Cost:
Intangible assets, gross	12,043	12,043
Domain [Member]
Cost:
Intangible assets, gross	552	552
Distribution agreement [Member]
Cost:
Intangible assets, gross	$ 291